Average Annual Total Returns - Volumetric Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 10 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 10 Years
Total	12.85%	7.14%	6.62%	11.16%	5.96%	5.26%	8.83%	5.52%	5.04%	25.02%	14.53%	13.10%	5.45%	2.54%	1.79%